MERGER WITH FRONTLINE 2012 (Details 5) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2015
Business Acquisition [Line Items]
Current assets	$ 3	$ 408
Vessels and equipment, net	1,477,395	1,189,198
Vessels and equipment under capital lease, net	536,433	694,226
Investment in finance lease, long term portion	30,908	40,656
Short-term debt and current portion of long-term debt	(67,365)	(57,575)
Current portion of obligations under capital lease	(56,505)	(89,798)
Other current liabilities	(10,292)	(15,875)
Long-term debt	(914,592)	(745,695)
Obligations under capital lease, long term portion	(366,095)	(446,553)
Other non-current liabilities	$ (3,112)	$ (2,840)
Reverse acquisition [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			$ 87,443
Current assets			145,601
Vessels and equipment, net			132,712
Vessels and equipment under capital lease, net			706,219
Favorable newbuilding contracts			16,523
Investment in finance lease, long term portion			41,468
Short-term debt and current portion of long-term debt			(4,004)
Current portion of obligations under capital lease			(96,123)
Other current liabilities			(91,250)
Long-term debt			(52,516)
Obligations under capital lease, long term portion			(453,007)
Other non-current liabilities			(99,768)
Fair value of net assets acquired and liabilities assumed			$ 333,298